Organization and principal activities (Details) - segment	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Organization and principal activities
Number of operating segment	4	4
Number of reportable segment	4	4
Ant Group
Organization and principal activities
Equity interest (as a percent)	33.00%	33.00%